Deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets And Liabilities [Abstract]
Summary of Unrecognized Deferred Tax Assets

The Group has the following unrecognized deferred tax assets as at December 31, 2021:

	December 31,
	2021	2020
	£000s	£000s
Trading losses	33,909	31,426
Share based payments	3,159	3,443
Capital losses	1,496	1,496
Total unrecognized deferred tax asset	38,564	36,365